Group information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Summary of Company's Principal Subsidiaries

The Company’s principal subsidiaries as at December 31, 2018 are as follows:

Name	Principal activities	Proportion of voting rights and shares held (directly or indirectly)	Country of incorporation
Spotify AB	Main operating company	100%	Sweden
Spotify USA Inc.	USA operating company	100%	USA
Spotify Ltd	Sales, marketing, contract research and development, and customer support	100%	UK
Spotify Norway AS	Sales and marketing	100%	Norway
Spotify Spain S.L.	Sales and marketing	100%	Spain
Spotify GmbH	Sales and marketing	100%	Germany
Spotify France SAS	Sales and marketing	100%	France
Spotify Netherlands B.V.	Sales and marketing	100%	Netherlands
Spotify Canada Inc.	Sales and marketing	100%	Canada
Spotify Australia Pty Ltd	Sales and marketing	100%	Australia
Spotify Brasil Serviços De Música LTDA	Sales and marketing	100%	Brazil
Spotify Japan K.K	Sales and marketing	100%	Japan
Spotify Singapore Pte Ltd.	Marketing	100%	Singapore